Offerings - Offering: 1	Jul. 17, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Amount Registered | shares	689,500
Proposed Maximum Offering Price per Unit	4.22
Maximum Aggregate Offering Price	$ 2,909,690.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 401.83
Offering Note	(1) This registration statement on Form S-8 covers: (i) an aggregate of 689,500 shares (the "Shares") of common stock, par value $0.0001 per share (the "Common Stock"), of SeaStar Medical Holding Corporation (the "Registrant"), reserved for issuance pursuant to an amendment to the SeaStar Medical Holding Corporation 2022 Omnibus Incentive Plan (as amended, the "Incentive Plan"), which was approved by shareholders on June 17, 2026, and (ii) pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), any additional shares of Common Stock that become issuable under the Incentive Plan by reason of any stock dividend, stock split, or other similar transaction. (2) Represents unissued shares of Common Stock that may be issuable in the future pursuant to the Plan. Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) and Rule 457(h) under the Securities Act based upon the average of the high and low sales prices of the Registrant's Common Stock as reported on the Nasdaq Capital Market on July 16, 2026, rounded up to the nearest cent.